Mineral Licenses, Net - Schedule of Mineral Licenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Mineral Industries Disclosures [Abstract]
Coal deposits	$ 942,556		$ 1,620,693
Iron ore deposits	48,703		83,868
Limestone deposits	1,539		2,645
Quartzite deposits	166		286
Mineral licenses before depletion	992,964		1,707,492
Accumulated depletion	(273,013)		(414,022)
Mineral licenses, net	$ 719,951	[1]	$ 1,293,470	[1]

[1]	See Note 12